Award Timing Disclosure		12 Months Ended
		Mar. 31, 2026	Nov. 04, 2025 USD ($) shares $ / shares	Aug. 14, 2025 USD ($) shares $ / shares
Awards Close in Time to MNPI Disclosures [Table]
Award Timing MNPI Disclosure [Text Block]		The Company does not have a formal policy regarding the timing of stock option grants. The compensation committee generally grants stock options on a predetermined schedule and does not take material nonpublic information into account when determining the timing or terms of such awards. The Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. Except as set forth below, during the fiscal year ended March 31, 2026, the Company did not grant stock options to any named executive officer during the period beginning four business days before and ending one business day after the filing of a periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of a Current Report on Form 8-K that disclosed material nonpublic information.
Award Timing Predetermined [Flag]		false
Award Timing MNPI Considered [Flag]		false
Award Timing, How MNPI Considered [Text Block]		The Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Disclosure - Award Timing Disclosure

Name	Grant Date	Number of Securities Underlying the Award		Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award ($)(1)	Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information
Robert S. Goodman	August 14, 2025	188		$39.00	$39.20	(22	)%(2)
Robert S. Goodman	November 4, 2025	188	(3)	39.00	$214.00	(16	)%(4)
Steven A. Lisi	November 4, 2025	2,375	(3)	39.00	$456.00	(16	)%(4)
Steven A. Lisi	November 4, 2025	2,000	(3)	39.00	$1,840.00	(16	)%(4)
Steven A. Lisi	November 4, 2025	700	(3)	39.00	$2,060.00	(16	)%(4)
Steven A. Lisi	November 4, 2025	500	(3)	39.00	$1,652.00	(16	)%(4)
Steven A. Lisi	November 4, 2025	175	(3)	39.00	$1,556.00	(16	)%(4)
Steven A. Lisi	November 4, 2025	628	(3)	39.00	$1,396.00	(16	)%(4)
Steven A. Lisi	November 4, 2025	1,000	(3)	39.00	$1,082.00	(16	)%(4)
Steven A. Lisi	November 4, 2025	2,375	(3)	39.00	$90.80	(16	)%(4)
Michael Gaul	November 4, 2025	875	(3)	39.00	$875.00	(16	)%(4)
Michael Gaul	November 4, 2025	425	(3)	39.00	$1,840.00	(16	)%(4)
Michael Gaul	November 4, 2025	175	(3)	39.00	$2,060.00	(16	)%(4)
Michael Gaul	November 4, 2025	63	(3)	39.00	$1,652.00	(16	)%(4)
Michael Gaul	November 4, 2025	25	(3)	39.00	$2,076.00	(16	)%(4)
Michael Gaul	November 4, 2025	100	(3)	39.00	$1,556.00	(16	)%(4)
Michael Gaul	November 4, 2025	1,000	(3)	39.00	$90.80	(16	)%(4)

Robert S. Goodman [Member]
Awards Close in Time to MNPI Disclosures [Table]
Name				Robert S. Goodman
Number of Securities Underlying the Award | shares				188
Exercise Price of the Award | $ / shares				$ 39.00
Grant Date Fair Value of the Award | $	[1]			$ 39.20
Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information	[2]			(0.22)
Robert S. Goodman One [Member]
Awards Close in Time to MNPI Disclosures [Table]
Name			Robert S. Goodman
Number of Securities Underlying the Award | shares	[3]		188
Exercise Price of the Award | $ / shares			$ 39.00
Grant Date Fair Value of the Award | $	[1]		$ 214.00
Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information	[4]		(0.16)
Steven A. Lisi [Member]
Awards Close in Time to MNPI Disclosures [Table]
Name			Steven A. Lisi
Number of Securities Underlying the Award | shares	[3]		2,375
Exercise Price of the Award | $ / shares			$ 39.00
Grant Date Fair Value of the Award | $	[1]		$ 456.00
Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information	[4]		(0.16)
Steven A Lisi One [Member]
Awards Close in Time to MNPI Disclosures [Table]
Name			Steven A. Lisi
Number of Securities Underlying the Award | shares	[3]		2,000
Exercise Price of the Award | $ / shares			$ 39.00
Grant Date Fair Value of the Award | $	[1]		$ 1,840.00
Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information	[4]		(0.16)
Steven A Lisi Two [Member]
Awards Close in Time to MNPI Disclosures [Table]
Name			Steven A. Lisi
Number of Securities Underlying the Award | shares	[3]		700
Exercise Price of the Award | $ / shares			$ 39.00
Grant Date Fair Value of the Award | $	[1]		$ 2,060.00
Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information	[4]		(0.16)
Steven A Lisi Three [Member]
Awards Close in Time to MNPI Disclosures [Table]
Name			Steven A. Lisi
Number of Securities Underlying the Award | shares	[3]		500
Exercise Price of the Award | $ / shares			$ 39.00
Grant Date Fair Value of the Award | $	[1]		$ 1,652.00
Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information	[4]		(0.16)
Steven A Lisi Four [Member]
Awards Close in Time to MNPI Disclosures [Table]
Name			Steven A. Lisi
Number of Securities Underlying the Award | shares	[3]		175
Exercise Price of the Award | $ / shares			$ 39.00
Grant Date Fair Value of the Award | $	[1]		$ 1,556.00
Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information	[4]		(0.16)
Steven A Lisi Five [Member]
Awards Close in Time to MNPI Disclosures [Table]
Name			Steven A. Lisi
Number of Securities Underlying the Award | shares	[3]		628
Exercise Price of the Award | $ / shares			$ 39.00
Grant Date Fair Value of the Award | $	[1]		$ 1,396.00
Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information	[4]		(0.16)
Steven A Lisi Six [Member]
Awards Close in Time to MNPI Disclosures [Table]
Name			Steven A. Lisi
Number of Securities Underlying the Award | shares	[3]		1,000
Exercise Price of the Award | $ / shares			$ 39.00
Grant Date Fair Value of the Award | $	[1]		$ 1,082.00
Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information	[4]		(0.16)
Steven A Lisi Seven [Member]
Awards Close in Time to MNPI Disclosures [Table]
Name			Steven A. Lisi
Number of Securities Underlying the Award | shares	[3]		2,375
Exercise Price of the Award | $ / shares			$ 39.00
Grant Date Fair Value of the Award | $	[1]		$ 90.80
Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information	[4]		(0.16)
Michael Gaul [Member]
Awards Close in Time to MNPI Disclosures [Table]
Name			Michael Gaul
Number of Securities Underlying the Award | shares	[3]		875
Exercise Price of the Award | $ / shares			$ 39.00
Grant Date Fair Value of the Award | $	[1]		$ 875.00
Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information	[4]		(0.16)
Michael Gaul One [Member]
Awards Close in Time to MNPI Disclosures [Table]
Name			Michael Gaul
Number of Securities Underlying the Award | shares	[3]		425
Exercise Price of the Award | $ / shares			$ 39.00
Grant Date Fair Value of the Award | $	[1]		$ 1,840.00
Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information	[4]		(0.16)
Michael Gaul Two [Member]
Awards Close in Time to MNPI Disclosures [Table]
Name			Michael Gaul
Number of Securities Underlying the Award | shares	[3]		175
Exercise Price of the Award | $ / shares			$ 39.00
Grant Date Fair Value of the Award | $	[1]		$ 2,060.00
Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information	[4]		(0.16)
Michael Gaul Three [Member]
Awards Close in Time to MNPI Disclosures [Table]
Name			Michael Gaul
Number of Securities Underlying the Award | shares	[3]		63
Exercise Price of the Award | $ / shares			$ 39.00
Grant Date Fair Value of the Award | $	[1]		$ 1,652.00
Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information	[4]		(0.16)
Michael Gaul Four [Member]
Awards Close in Time to MNPI Disclosures [Table]
Name			Michael Gaul
Number of Securities Underlying the Award | shares	[3]		25
Exercise Price of the Award | $ / shares			$ 39.00
Grant Date Fair Value of the Award | $	[1]		$ 2,076.00
Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information	[4]		(0.16)
Michael Gaul Five [Member]
Awards Close in Time to MNPI Disclosures [Table]
Name			Michael Gaul
Number of Securities Underlying the Award | shares	[3]		100
Exercise Price of the Award | $ / shares			$ 39.00
Grant Date Fair Value of the Award | $	[1]		$ 1,556.00
Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information	[4]		(0.16)
Michael Gaul Six [Member]
Awards Close in Time to MNPI Disclosures [Table]
Name			Michael Gaul
Number of Securities Underlying the Award | shares	[3]		1,000
Exercise Price of the Award | $ / shares			$ 39.00
Grant Date Fair Value of the Award | $	[1]		$ 90.80
Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information	[4]		(0.16)

[1]	Computed in accordance with FASB ASC Topic 718.
[2]	This award was granted on August 14, 2025, two business days after the Company filed its Quarterly Report on Form 10-Q for the quarter ended June 30, 2025 after market close on August 12, 2025. The percentage change compares the closing price of the common stock on August 12, 2025 ($63.20) with the closing price on August 13, 2025 ($49.00).
[3]	Reflects the repricing on November 4, 2025 of previously granted stock options under the 2013 Equity Incentive Plan, pursuant to which the Board of Directors reduced the exercise price of such options to $39.00 per share, the closing price of the common stock on November 3, 2025, with all other terms of the options unchanged. The repricing occurred four business days before the Company filed its Quarterly Report on Form 10-Q for the quarter ended September 30, 2025 on November 10, 2025.
[4]	The percentage change compares the closing price of the common stock on November 10, 2025 ($34.80) with the closing price on November 11, 2025 ($29.20).